Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2016
Interest and Finance Costs [Abstract]
Interest And Finance Costs
	Six-month period ended June 30,
	2015	2016
Interest costs on long-term debt, including amortization of financing costs	$149,804	$129,791
Discount on receivable from drilling contract	5,419	(1,816)
Capitalized borrowing costs	(14,378)	(12,361)
Commissions, commitment fees and other financial expenses	1,142	364
Total	$141,987	$115,978